Business Segments Information (Financial Information By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Total	$ 3,802	$ 3,605
United States
Segment Reporting Information [Line Items]
Revenues	10,310	10,000	10,036
Property, Plant and Equipment	2,022	1,952	1,900
China
Segment Reporting Information [Line Items]
Revenues	2,853	3,122	3,012
Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Revenues	24,537	24,669	24,412
Property, Plant and Equipment, Total	3,802	3,605	3,509
Reportable Geographical Components [Member] | United States And Canada [Member]
Segment Reporting Information [Line Items]
Revenues	11,262	10,964	10,980
Property, Plant and Equipment	2,036	1,969	1,918
Reportable Geographical Components [Member] | Asia [Member]
Segment Reporting Information [Line Items]
Revenues	5,483	5,888	5,790
Property, Plant and Equipment	602	518	592
Reportable Geographical Components [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues	4,815	4,841	4,946
Property, Plant and Equipment	803	772	689
Reportable Geographical Components [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Revenues	1,508	1,555	1,430
Property, Plant and Equipment	306	308	293
Reportable Geographical Components [Member] | Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Revenues	1,469	1,421	1,266
Property, Plant and Equipment	$ 55	$ 38	$ 17